CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Amounts due to related parties, current portion		¥ 1,451
Deferred revenue, current portion	¥ 1,023,037	1,205,609
Accrued expenses and other current liabilities	784,894	983,715
Operating lease liabilities, current portion	254,002	276,877
Loans payable to third parties, current portion	301,850	413,838
Operating lease liabilities, non-current portion	¥ 605,827	¥ 693,505
Ordinary shares, authorized | shares	1,000,000,000	1,000,000,000
Ordinary shares, issued | shares	188,653,468	188,627,228
Ordinary shares, outstanding | shares	174,453,992	174,025,810
VIE
Amounts due to related parties, current portion	¥ 0	¥ 254
Deferred revenue, current portion	1,013,606	1,195,723
Accrued expenses and other current liabilities	743,499	930,674
Operating lease liabilities, current portion	251,572	275,893
Loans payable to third parties, current portion	136,600	292,952
Operating lease liabilities, non-current portion	¥ 594,624	¥ 693,505